Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table summarizes financial assets measured at fair value on a recurring and nonrecurring basis as of March 31, 2017 and December 31, 2016, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Carrying Value:
	Level 1	Level 2	Level 3	Total
March 31, 2017

Recurring
Available for sale securities
State and municipal	$-	$1,562,700	$-	$1,562,700
Mutual Fund	495,216	-	-	495,216
SBA pools	-	2,798,485	-	2,798,485
Mortgage-backed securities	-	28,377,892	-	28,377,892
	$495,216	$32,739,077	$-	$33,234,293
Nonrecurring
Other real estate owned	$-	$-	$414,000	$414,000
Impaired loans	-	-	3,699,867	3,699,867

December 31, 2015

Recurring
Available for sale securities
State and municipal	$-	$1,566,327	$-	$1,566,327
Mutual Fund	492,243	-	-	492,243
SBA pools	-	2,263,834	-	2,263,834
Mortgage-backed securities	-	30,063,535	-	30,063,535
	$492,243	$33,893,696	$-	$34,385,939
Nonrecurring
Other real estate owned	$-	$-	$414,000	$414,000
Impaired loans	-	-	3,318,577	3,318,577

The following table summarizes financial assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2016 and 2015, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Carrying Value:
	Level 1	Level 2	Level 3	Total
December 31, 2016

Recurring
Available for sale securities
State and municipal	$-	$1,566,327	$-	$1,566,327
Mutual Fund	492,243	-	-	492,243
SBA pools	-	2,263,834	-	2,263,834
Mortgage-backed securities	-	30,063,535	-	30,063,535
	$492,243	$33,893,696	$-	$34,385,939
Nonrecurring
Other real estate owned	$-	$-	$414,000	$414,000
Impaired loans	-	-	3,318,577	3,318,577

December 31, 2015

Recurring
Available for sale securities
State and municipal	$-	$1,349,242	$-	$1,349,242
Mortgage-backed securities	-	22,295,342	-	22,295,342
	$-	$23,644,584	$-	$23,644,584
Nonrecurring
Other real estate owned	$-	$-	$472,500	$472,500
Impaired loans	-	-	3,233,283	3,233,283

Fair Value, Assets Measured on NonRecurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Other Real	Impaired
	Estate Owned	Loans

December 31, 2016 balance	$414,000	$3,318,577
Additions	-	667,331
Advances	-	221,677
Loan loss provision	-	(62,692)
Principal payments received	-	(445,026)
March 31, 2017 balance	$414,000	$3,699,867

	Estate Owned	Loans

December 31, 2015 balance	$472,500	$3,233,283
Additions	-	271,580
Advances	-	604,695
Write-downs	(58,500)	(230,000)
Loan loss provision	-	143,044
Principal payments received	-	(704,025)
December 31, 2016 balance	$414,000	$3,318,577

Fair Value, by Balance Sheet Grouping [Table Text Block]
The estimated fair value of financial instruments that are reported at amortized cost in the Company’s consolidated balance sheets, segregated by the level of the valuation inputs were as follows:

	March 31, 2017		December 31, 2016
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Level 1 inputs
Cash and cash equivalents	$18,693,431	$18,693,431	$13,312,915	$13,312,915
Level 2 inputs
Securities held to maturity	18,105,982	18,027,936	17,987,628	17,833,799
Mortgage loans held for sale	-	-	884,500	902,061
Federal Home Loan Bank stock	893,600	893,600	778,300	778,300
Level 3 inputs
Loans, net	312,287,255	313,825,255	295,286,572	297,982,000

Financial liabilities
Level 1 inputs
Noninterest-bearing deposits	$58,640,811	$58,640,811	$62,791,835	$62,791,835
Securities sold under repurchase agreements	28,037,122	28,037,122	27,226,159	27,226,159
Level 2 inputs
Interest-bearing deposits	256,984,003	246,279,003	239,923,301	230,394,000
Federal Home Loan Bank advances	13,000,000	12,958,000	9,000,000	8,975,000

The estimated fair value of financial instruments that are reported at amortized cost in the Company’s consolidated balance sheets, segregated by the level of the valuation inputs were as follows:

	December 31, 2016		December 31, 2015
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Level 1 inputs	Restated	Restated
Cash and cash equivalents	$13,312,915	$13,312,915	$20,192,939	$20,192,939
Level 2 inputs
Securities held to maturity	17,987,628	17,833,799	16,604,067	16,886,897
Mortgage loans held for sale	884,500	902,061	-	-
Federal Home Loan Bank stock	778,300	778,300	758,100	758,100
Level 3 inputs
Loans, net	295,286,572	297,982,000	268,249,402	269,852,000

Financial liabilities
Level 1 inputs
Noninterest-bearing deposits	$62,791,835	$62,791,835	$58,043,942	$58,043,942
Securities sold under repurchase agreements	27,226,159	27,226,159	20,490,619	20,490,619
Level 2 inputs
Interest-bearing deposits	239,923,301	230,394,000	217,920,795	211,316,000
Federal Home Loan Bank advances	9,000,000	8,975,000	11,000,000	11,006,000